John Hancock
International Core Fund

SUMMARY PROSPECTUS 7–1–10

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the statement of additional information and most recent reports, online at www.jhfunds.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 1-888-972-8696 or by sending an e-mail request to info@jhfunds.com. The fund’s prospectus and statement of additional information both dated 7-1-10, and most recent financial highlights information included in the shareholder report, dated 2-28-10, are incorporated by reference into this Summary Prospectus.

 Class R1: GOCRX            Class R3: JICHX            Class R4: JICFX            Class R5: JICWX

Investment objective

To seek high total return.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R3	Class R4	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1			Class R3			Class R4			Class R5

Management fee		0.89			0.89			0.89			0.89

Distribution and service (12b-1) fees		0.50			0.50			0.25			0.00

Other expenses[1]		6	.80[2]		7.07			7.06			7.06

Service plan fee	0.00			0.00			0.00			0.00

Additional expenses	6.80			7.07			7.06			7.06

Total annual fund operating expenses		8.19			8.46			8.20			7.95

Contractual expense reimbursement[3]		−6	.30		−6	.67		−6	.71		−6	.76

Total annual fund operating expenses after expense reimbursements		1.89			1.79			1.49			1.19

1	“Other expenses” reflects a change in the contractual transfer agency and services agreement effective July 1, 2010.
2	“Other expenses” shown exclude certain one time fees incurred in the previous fiscal year. Had these fees been included, “Other expenses” would have been 7.46% for Class R1 shares.
3	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.89%, 1.79%, 1.49%, and 1.19% for Class R1, R3, R4 and R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses. These expense limitations shall remain in effect until June 30, 2011, and thereafter until terminated by the adviser.

An International Equity Fund

 John Hancock International Core Fund

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5

1 Year	192	182	152	121

3 Years	1,827	1,868	1,795	1,724

5 Years	3,360	3,440	3,335	3,233

10 Years	6,784	6,918	6,775	6,633

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadviser relies principally on proprietary quantitative models to evaluate and select individual stocks, countries, and currencies. The subadviser also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio.

In selecting stocks for the portfolio, the subadviser seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the subadviser believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. In selecting countries in which to invest and determining the fund’s currency exposures, the subadviser considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment.

The subadviser also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position, size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the subadviser may change over time. The subadviser expects that stock selection will reflect a slight bias for value stocks. The subadviser seeks to manage the fund’s market capitalization exposure relative to the fund’s benchmark.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high-quality money market instruments. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past performance

Calendar year total returns The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling Signature Services at 1-888-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

September 16, 2005 is the inception date for the oldest class of shares, Class A shares. Class R1 shares were first offered on June 12, 2006 and Class R3, R4 and R5 shares were first offered on May 21, 2009. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R3, R4 and R5 shares, respectively.

Calendar year total returns — Class R1 (%)

2006	2007	2008	2009
23.73	10.78	−39.22	17.93

Total return The fund’s total return for the three months ended March 31, 2010 was 1.41%.

Best quarter: Q2 ’09, 20.71%

Worst quarter: Q3 ’08, −19.17%

 John Hancock International Core Fund

Average annual total returns (%)	1 Year	Inception

as of 12-31-09		9-16-05

Class R1 before tax	17.93	0.55

After tax on distributions	17.30	−0.79

After tax on distributions, with sales	11.66	−0.02

Class R3 before tax	12.42	−9.22

Class R4 before tax	12.77	−8.95

Class R5 before tax	13.11	−8.67

MSCI EAFE Index (gross of foreign withholding tax on dividends)	32.46	2.83

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser Grantham, Mayo, Van Otterloo & Co. LLC

Portfolio management

Dr. Thomas Hancock
Co-director of the Quantitative Equity Team

Joined fund at inception

Sam Wilderman
Co-director of the Quantitative Equity Team

Joined fund in January 2009

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, R3, R4 and R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund typically declares and pays income dividends annually and capital gains, if any, at least annually. The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

© 2010 John Hancock Funds, LLC    66RSP 7-1-10    SEC file number: 811-21777